Shareholder Fees {- Fidelity® Series Small Cap Opportunities Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Series Small Cap Opportunities Fund Series PRO-07 | Fidelity® Series Small Cap Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none